Subscription warrants - indemnification - Additional information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 13, 2025	Feb. 26, 2025	Aug. 07, 2024	Feb. 28, 2024	Aug. 09, 2023	Feb. 15, 2023
Disclosure of non-adjusting events after reporting period [line items]
Finance expenses		R$ (2,748,196)	R$ (1,813,008)	R$ (1,880,014)
Finance income		R$ 1,580,842	881,074	880,884
Extrafarma [member]
Disclosure of non-adjusting events after reporting period [line items]
Subscription warrants shares issued	7
Maximum number of shares to be issued - subscription warrants	6,411,244
Rights outstanding					342,691	67,679	35,235	191,778	8,199	31,211
Number of shares canceled and not issued which linked to subscription warrants – indemnification	792,065
Subscription warrants, shares		2,579,497
Subscription warrants - indemnification		R$ 53,911	47,745
Finance expenses		R$ 14,317		R$ 45,084
Finance income			R$ 31,657